Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of loss before income taxes

loss before income taxes were comprised of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Singapore	$123,586	$(378,777)	$(203,411)
Foreign	(2,849,361)	(17,263,385)	(8,231,370)
Total loss before income taxes	$(2,725,775)	$(17,642,162)	$(8,434,781)

Schedule of provision for income taxes

The provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Current
Singapore	$37,556	$-	$-
Foreign	-	-	-
Total Current	37,556	-	-
Deferred
Singapore	-	-	-
Foreign	4,379	(4,379)	-
Total Deferred	4,379	(4,379)
Provision (benefit) for income taxes	$41,935	$(4,379)	$-

Schedule of effective income tax rate

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	$	$	$
Singapore statutory income tax rate	$(463,382)	$(3,057,434)	$(1,433,913)
Foreign tax effects
Foreign tax effects - Cayman	435,999	774,371	1,399,333
Foreign tax effects - Malaysia	(9,426)	(1,080,281)	-
Change in valuation allowance	79,124	174,405	34,580
Nontaxable or non-deductible items
Impairment loss from intangible assets	6,372	2,508,445	-
Other non-deductible/non-taxable items	(6,752)	676,115	-
Total tax provision	$41,935	$(4,379)	$-

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
	%	%	%
Singapore statutory income tax rate	17.0%	17.0%	17.0%
Foreign tax effects
Foreign tax effects - Cayman	(16.0)%	(4.3)%	(16.6)%
Foreign tax effects - Malaysia	0.3%	6.0%	-%
Change in valuation allowance	(2.8)%	(1.0)%	(0.4)%
Nontaxable or non-deductible items			-%
Impairment loss from intangible assets	(0.2)%	(14.0)%	-%
Other non-deductible/non-taxable items	0.2%	(3.7)%	0.0%
Effective tax rate	(1.5)%	0.0%	0.0%

Schedule of deferred tax assets and liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company as of:

	December 31, 2025	December 31, 2024

Deferred Tax Assets
Valuation allowance for credit losses	$437	$411
Net operating loss carry forwards	820,114	675,460
Lease liabilities	21,002	32,849
Less: valuation allowance*	(821,521)	(676,318)
Total deferred tax assets, net	$20,032	$32,402

Deferred Tax Liabilities
Right of use assets	$(20,032)	$(32,402)
Amortization of intangible assets	(81,079)	(76,700)
Total deferred tax liabilities	(101,111)	(109,102)
Deferred tax liabilities, net	$(81,079)	$(76,700)

*	The valuation allowance on all deferred tax assets increased by $145,203 from December 31, 2024 to December 31, 2025.

Schedule of income taxes paid, net of refunds

The following table presents income taxes paid, net of refunds, disaggregated by jurisdiction for the years ended December 31, 2025, 2024 and 2023:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

Singapore	$32,156	$11,627	$42,900
Foreign	-	-	-
Total tax provision	$32,156	$11,627	$42,900

Schedule of taxes payable	Taxes payable consist of the following:
	December 31, 2025	December 31, 2024

GST taxes payable	$75,299	$260,243
Income taxes payable	10,222	2,801
Totals	$85,521	$263,044